Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000837276
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 05, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 05, 2012
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
Supplement [Text Block]	ingit_SupplementTextBlock

IMPORTANT INFORMATION REGARDING A CHANGE IN PRINCIPAL

INVESTMENT STRATEGIES FOR ING AMERICAN FUNDS BOND PORTFOLIO

ING INVESTORS TRUST

ING American Funds Bond Portfolio

(“Portfolio”)

Supplement dated April 5, 2012

to the Portfolio’s Prospectus dated April 29, 2011

(“Prospectus”)

On March 8, 2012, the Portfolio’s Board of Trustees (“Board”) approved changing the Portfolio’s current “master-feeder” fund structure in which the Portfolio invests all of its assets in a “master fund” managed by Capital Research and Management CompanySM to that of a “traditional” fund structure in which the Portfolio will invest directly in securities under the day-to-day management of a sub-adviser. The Board approved a proposal appointing ING Investment Management Co. LLC (“ING IM”) as the Portfolio’s sub-adviser (“Proposal”) with subsequent revisions to the Portfolio’s name, investment objective, fee structure, and principal investment strategies. The Proposal to appoint ING IM as the Portfolio’s sub-adviser requires shareholder approval. A proxy statement detailing the Proposal is expected to be mailed to shareholders on or about May 25, 2012, and a shareholder meeting is scheduled to be held on or about July 17, 2012. The Portfolio will notify shareholders if shareholder approval of the Proposal is not obtained. If shareholder approval of the Proposal is obtained, effective at the close of business on or about July 20, 2012, ING IM will begin managing the Portfolio under a new investment program pursuant to a new sub-advisory agreement.

Pending shareholder approval of the Proposal, effective on or about July 20, 2012, the Portfolio’s Prospectuses will be revised as follows:

1.	All references to the Portfolio as a “feeder fund” or the Portfolio’s fund structure as a “Master/Feeder” fund structure are hereby deleted in their entirety.

2.	All references to “ING American Funds Bond Portfolio” are hereby deleted and replaced with “ING Bond Portfolio.”

3.	The section entitled “Investment Objective” of the summary section of the Portfolio’s Prospectus is hereby deleted and replaced with the following:

INVESTMENT OBJECTIVE

The Portfolio seeks to provide maximum total return through income and capital appreciation.

4.

The table in the section entitled “Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Prospectus is deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Management Fee [2]	0.48%
Distribution and/or Shareholder Services (12b-1) Fees	0.60%
Administrative Services Fee [3]	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.25%
Waivers and Reimbursements [4]	(0.50)%
Total Annual Portfolio Operating Expenses After	0.75%
Waivers and Reimbursements
1	The expense ratio has been adjusted to reflect current contractual rates.
2	Prior to July 20, 2012, the Portfolio operated as a feeder fund and invested all of its assets in Class 1 shares of a master fund, the American Funds Insurance Series® Bond Fund (“Master Fund”), and the management fee previously paid by the Portfolio of 0.37% was the management fee of the Master Fund. This management fee was not paid to the adviser of the Portfolio.
3	Prior to July 20, 2012, the Portfolio did not pay an administrative services fee.
4	The adviser is contractually obligated to limit expenses to 0.75% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.35% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

5.	The table in the section entitled “Fees and Expenses of the Portfolio — Expense Examples” of the Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

1 Yr	3 Yrs	5 Yrs	10 Yrs
$77	347	633	1,467

6.	The section entitled “Principal Investment Strategies” of the summary section of the Portfolio’s Prospectus is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds. The Portfolio will provide shareholders with at least 60 days prior notice of any change in the investment policy.

Bonds include, but are not limited to, corporate, government, and mortgage bonds, which, at the time of purchase, are rated investment-grade. Investment grade bonds are rated at least BBB- by Standard & Poor’s Rating Services or Baa3 by Moody’s Investors Service, Inc., have an equivalent rating by a nationally recognized statistical rating organization, or, if unrated, are determined by the sub-adviser (“Sub-Adviser”) to be of comparable quality.

The Portfolio may also invest in: preferred stocks; high quality money market instruments; municipal bonds, debt securities of foreign issuers; securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; and derivatives including futures, options, and swaps involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies.

Although the Portfolio may invest a portion of its assets in below investment grade debt securities, commonly referred to as “junk bonds,” the Portfolio will seek to maintain a minimum average portfolio quality rating of at least investment-grade. Generally, the Sub-Adviser maintains a dollar-weighted average duration between three and ten years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument (i.e., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Portfolio typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Portfolio. The Portfolio may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations and exemptive orders thereunder (“1940”).

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are inexpensive relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

7.	The section entitled “Principal Risks” of the summary section of the Portfolio’s Prospectus is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call. During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company. The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit. Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments. Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

High-Yield Securities. Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model. The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage-Related Securities Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations. The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ING American Funds Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingit_SupplementTextBlock

IMPORTANT INFORMATION REGARDING A CHANGE IN PRINCIPAL

INVESTMENT STRATEGIES FOR ING AMERICAN FUNDS BOND PORTFOLIO

ING INVESTORS TRUST

ING American Funds Bond Portfolio

(“Portfolio”)

Supplement dated April 5, 2012

to the Portfolio’s Prospectus dated April 29, 2011

(“Prospectus”)

On March 8, 2012, the Portfolio’s Board of Trustees (“Board”) approved changing the Portfolio’s current “master-feeder” fund structure in which the Portfolio invests all of its assets in a “master fund” managed by Capital Research and Management CompanySM to that of a “traditional” fund structure in which the Portfolio will invest directly in securities under the day-to-day management of a sub-adviser. The Board approved a proposal appointing ING Investment Management Co. LLC (“ING IM”) as the Portfolio’s sub-adviser (“Proposal”) with subsequent revisions to the Portfolio’s name, investment objective, fee structure, and principal investment strategies. The Proposal to appoint ING IM as the Portfolio’s sub-adviser requires shareholder approval. A proxy statement detailing the Proposal is expected to be mailed to shareholders on or about May 25, 2012, and a shareholder meeting is scheduled to be held on or about July 17, 2012. The Portfolio will notify shareholders if shareholder approval of the Proposal is not obtained. If shareholder approval of the Proposal is obtained, effective at the close of business on or about July 20, 2012, ING IM will begin managing the Portfolio under a new investment program pursuant to a new sub-advisory agreement.

Pending shareholder approval of the Proposal, effective on or about July 20, 2012, the Portfolio’s Prospectuses will be revised as follows:

1.	All references to the Portfolio as a “feeder fund” or the Portfolio’s fund structure as a “Master/Feeder” fund structure are hereby deleted in their entirety.

2.	All references to “ING American Funds Bond Portfolio” are hereby deleted and replaced with “ING Bond Portfolio.”

3.	The section entitled “Investment Objective” of the summary section of the Portfolio’s Prospectus is hereby deleted and replaced with the following:

INVESTMENT OBJECTIVE

The Portfolio seeks to provide maximum total return through income and capital appreciation.

4.

The table in the section entitled “Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Prospectus is deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Management Fee [2]	0.48%
Distribution and/or Shareholder Services (12b-1) Fees	0.60%
Administrative Services Fee [3]	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.25%
Waivers and Reimbursements [4]	(0.50)%
Total Annual Portfolio Operating Expenses After	0.75%
Waivers and Reimbursements
1	The expense ratio has been adjusted to reflect current contractual rates.
2	Prior to July 20, 2012, the Portfolio operated as a feeder fund and invested all of its assets in Class 1 shares of a master fund, the American Funds Insurance Series® Bond Fund (“Master Fund”), and the management fee previously paid by the Portfolio of 0.37% was the management fee of the Master Fund. This management fee was not paid to the adviser of the Portfolio.
3	Prior to July 20, 2012, the Portfolio did not pay an administrative services fee.
4	The adviser is contractually obligated to limit expenses to 0.75% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.35% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

5.	The table in the section entitled “Fees and Expenses of the Portfolio — Expense Examples” of the Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

1 Yr	3 Yrs	5 Yrs	10 Yrs
$77	347	633	1,467

6.	The section entitled “Principal Investment Strategies” of the summary section of the Portfolio’s Prospectus is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds. The Portfolio will provide shareholders with at least 60 days prior notice of any change in the investment policy.

Bonds include, but are not limited to, corporate, government, and mortgage bonds, which, at the time of purchase, are rated investment-grade. Investment grade bonds are rated at least BBB- by Standard & Poor’s Rating Services or Baa3 by Moody’s Investors Service, Inc., have an equivalent rating by a nationally recognized statistical rating organization, or, if unrated, are determined by the sub-adviser (“Sub-Adviser”) to be of comparable quality.

The Portfolio may also invest in: preferred stocks; high quality money market instruments; municipal bonds, debt securities of foreign issuers; securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; and derivatives including futures, options, and swaps involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies.

Although the Portfolio may invest a portion of its assets in below investment grade debt securities, commonly referred to as “junk bonds,” the Portfolio will seek to maintain a minimum average portfolio quality rating of at least investment-grade. Generally, the Sub-Adviser maintains a dollar-weighted average duration between three and ten years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument (i.e., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Portfolio typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Portfolio. The Portfolio may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations and exemptive orders thereunder (“1940”).

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are inexpensive relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

7.	The section entitled “Principal Risks” of the summary section of the Portfolio’s Prospectus is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call. During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company. The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit. Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments. Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

High-Yield Securities. Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model. The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage-Related Securities Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations. The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.